UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-03630)

Exact name of registrant as specified in charter:	Putnam California Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2010

Date of reporting period: December 31, 2009

Item 1. Schedule of Investments:

Putnam California Tax Exempt Income Fund
The fund's portfolio
12/31/09 (Unaudited)

Key to holding's abbreviations
ABAG -- Association Of Bay Area Governments
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
COP -- Certificates of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
NATL -- National Public Finance Guarantee Corp.
Radian Insd. -- Radian Group Insured
SGI -- Syncora Guarantee. Inc.
TAN -- Tax Anticipation Notes
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (99.4%)(a)
	Rating(RAT)	Principal amount	Value

California (93.5%)
ABAG Fin. Auth. COP (Odd Fellows Home), 6s, 8/15/24	A	$1,000,000	$1,000,700
ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(Sharp Hlth. Care), 6 1/4s, 8/1/39	A3	20,750,000	21,628,348
(St. Rose Hosp.), Ser. A, 6s, 5/15/29	A	5,625,000	5,895,225
Alameda, Corridor Trans. Auth. Rev. Bonds, Ser. A
NATL, 5 1/4s, 10/1/21	A2	9,500,000	9,572,770
AMBAC, zero %, 10/1/19	A3	48,270,000	26,735,305
Alhambra, Unified School Dist. G.O. Bonds (Election
of 2004), Ser. A, FGIC, NATL, 5s, 8/1/24	A+	1,825,000	1,848,816
Anaheim, COP, NATL, 6.2s, 7/16/23	A	32,000,000	32,261,760
Anaheim, Pub. Fin. Auth. Rev. Bonds (Distr. Syst.),
NATL, 5s, 10/1/29	A1	1,945,000	1,949,726
Anaheim, Pub. Fin. Auth. Lease Rev. Bonds
(Cap. Appn. Sub. Impt.), Ser. C, FSA, zero %, 9/1/30	AAA	1,290,000	315,263
(Cap. Appn. Sub. Pub. Impt.), Class C, FSA, zero %,
9/1/22	AAA	6,500,000	3,184,285
(Pub. Impt.), Ser. C, FSA, zero %, 9/1/19	AAA	1,770,000	1,032,742
Arcadia, Unified School Dist. G.O. Bonds (Election
of 2006), Ser. A, FSA, zero %, 8/1/18	AAA	1,500,000	953,610
Aromas-San Juan, Unified School Dist. G.O. Bonds,
Ser. A, FGIC, NATL, zero %, 8/1/26	A	1,475,000	548,523
Bay Area Toll Auth. of CA Rev Bonds, Ser. F, 5s,
4/1/31 (T)	AA	13,600,000	14,137,477
Burbank, Pub. Fin. Auth. Rev. Bonds (West Olive
Redev.), AMBAC, 5s, 12/1/26	BBB+	3,390,000	3,110,291
Burbank, Unified School Dist. G.O. Bonds (Election
of 1997), Ser. C, FGIC, NATL, zero %, 8/1/18	A+	2,020,000	1,263,611
CA Rev. Bonds
(Catholic Hlth. Care West), Ser. A, 6s, 7/1/39	A2	10,500,000	11,106,585
(Adventist Hlth. Syst.-West), Ser. A, 5 3/4s, 9/1/39	A	4,000,000	4,014,360
CA Edl. Fac. Auth. Rev. Bonds
(Claremont Graduate U.), Ser. A, 6s, 3/1/38	A3	1,045,000	1,090,719
(CA Lutheran U.), 5 3/4s, 10/1/38	Baa1	5,000,000	4,876,000
(U. of the Pacific), 5 1/2s, 11/1/39	A2	1,250,000	1,265,025
(U. of the Pacific), 5 1/4s, 11/1/29	A2	1,265,000	1,280,395
(U. Redlands), Ser. A, 5 1/8s, 8/1/38	A3	6,430,000	5,885,958
(Claremont Graduate U.), Ser. A, 5 1/8s, 3/1/28	A3	1,270,000	1,274,534
(Claremont Graduate U.), Ser. A, 5s, 3/1/42	A3	5,000,000	4,441,000
(U. of The Pacific), 5s, 11/1/36	A2	10,735,000	10,261,157
(Claremont Graduate U.), Ser. A, 5s, 3/1/31	A3	2,465,000	2,347,346
(U. of the Pacific), 5s, 11/1/30	A2	2,500,000	2,446,025
(CA College of Arts), 5s, 6/1/30	Baa3	1,825,000	1,367,381
(Lutheran U.), Ser. C, 5s, 10/1/29	Baa1	1,500,000	1,356,645
(U. of The Pacific), 5s, 11/1/25	A2	4,000,000	4,029,840
(Lutheran U.), Ser. C, 5s, 10/1/24	Baa1	1,250,000	1,188,550
(Lutheran U.), Ser. C, 4 1/2s, 10/1/19	Baa1	2,830,000	2,677,859
CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Providence Hlth. & Svcs.), Ser. C, 6 1/2s, 10/1/38	Aa2	5,500,000	6,077,665
(Providence Hlth. & Svcs.), Class C, 6 1/4s, 10/1/28	Aa2	3,350,000	3,730,929
(Catholic Hlth. Care West), Ser. J, 5 5/8s, 7/1/32	A2	2,750,000	2,803,818
(Sutter Hlth.), Ser. A, NATL, 5 3/8s, 8/15/30	Aa3	1,600,000	1,600,416
(Kaiser Permanente), Ser. A, 5 1/4s, 4/1/39	A+	4,025,000	3,806,563
(Cedars Sinai Med. Ctr.), 5s, 8/15/39	A2	14,170,000	12,926,016
(Kaiser Permanente), Ser. A, 5s, 4/1/37	A+	10,000,000	9,067,600
(Cedars-Sinai Med. Ctr.), 5s, 11/15/34	AAA	6,250,000	5,778,125
(CA-NV Methodist), 5s, 7/1/26	A	1,745,000	1,629,307
(Stanford Hosp. & Clinics), Ser. A, 5s, 11/15/23	A1	7,250,000	7,206,573
Ser. B, AMBAC, 5s, 7/1/21	A2	3,500,000	3,500,560
CA Hsg. Fin. Agcy. Rev. Bonds
Ser. J, 5 3/4s, 8/1/47	Aa3	4,845,000	4,865,349
(Home Mtge.), Ser. H, FGIC, 5 3/4s, 8/1/30	Aa3	15,000	15,312
(Multi-Fam. Hsg. III), Ser. B, NATL, 5 1/2s, 8/1/39	AA-	1,650,000	1,482,591
(Home Mtge.), Ser. L, 5.2s, 8/1/28	Aa3	4,500,000	4,547,070
(Home Mtge.), Ser. M, 4 3/4s, 8/1/42	Aa3	8,050,000	6,099,888
(Home Mtge.), Ser. K, 4 5/8s, 8/1/26	Aa3	2,500,000	2,151,525
(Home Mtge.), Ser. I, 4.6s, 8/1/21	Aa3	5,000,000	4,483,600
CA Infrastructure & Econ. Dev. Bank Rev. Bonds

(CA Indpt. Syst. Operator), Ser. A, 6 1/4s, 2/1/39	A2	12,000,000	12,587,280
(Oakland Unified School Dist. Fin.), 5s, 8/15/22	A	4,985,000	4,852,947
Ser. B, 4s, 6/1/10	B/P	1,000,000	250,000
Ser. A, zero %, 12/1/20	B/P	2,445,000	337,557
Ser. A, zero %, 12/1/19	B/P	3,445,000	502,419
Ser. A, zero %, 12/1/18	B/P	4,890,000	756,336
Ser. A, zero %, 12/1/17	B/P	2,445,000	401,053
Ser. A, zero %, 12/1/16	B/P	2,445,000	423,792
Ser. A, zero %, 12/1/15	B/P	2,440,000	445,788
CA Muni. Fin. Auth. Certificates of Participation
(Cmnty. Hosp. of Central CA), 5 1/2s, 2/1/39	Baa2	9,000,000	8,066,970
CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA)
5 1/4s, 2/1/46	Baa2	11,000,000	9,293,790
5 1/4s, 2/1/37	Baa2	14,650,000	12,731,290
CA Muni. Fin. Auth. Rev. Bonds
(Biola U.), 5 7/8s, 10/1/34	Baa1	6,500,000	6,579,235
(Biola U.), 5.8s, 10/1/28	Baa1	220,000	223,575
(Loma Linda U.), 5s, 4/1/28	A2	2,000,000	2,033,840
(U. Students Coop Assn.), 5s, 4/1/22	BBB-	790,000	705,083
CA Muni. Fin. Auth. Sr. Living Rev. Bonds (Pilgrim
Place Claremont), Ser. A, 6 1/8s, 5/15/39	A	5,835,000	5,894,459
CA Poll. Control Fin. Auth. VRDN (Pacific Gas &
Electric Corp.)
Ser. F, 0.2s, 11/1/26	A-1+	1,800,000	1,800,000
Class C, 0.2s, 11/1/26	A-1+	4,400,000	4,400,000
Ser. E, 0.2s, 11/1/26	VMIG1	1,200,000	1,200,000
CA Poll. Control Fin. Auth. Solid Waste Disp. Rev.
Bonds
(Keller Canyon Landfill Co.), 6 7/8s, 11/1/27	BBB	1,700,000	1,703,451
(Browning-Ferris), 6 3/4s, 9/1/19	BBB	4,195,000	4,202,173
(Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	7,500,000	7,445,550
(Waste Management, Inc.), Ser. B, 5s, 7/1/27	BBB	4,500,000	4,278,375
CA State G.O. Bonds
6 1/2s, 4/1/33	A	43,000,000	46,302,830
5 3/4s, 4/1/31	A	40,620,000	41,284,949
5 1/2s, 3/1/26	A	2,000,000	2,037,980
5 1/4s, 3/1/30	A	2,155,000	2,097,375
5 1/4s, 12/1/23	A	10,750,000	10,973,600
5 1/4s, 2/1/20	A	5,000,000	5,263,550
5 1/8s, 3/1/25	A	2,060,000	2,058,785
5 1/8s, 3/1/24	A	2,435,000	2,445,300
5s, 10/1/29	A	2,800,000	2,638,636
CA State Dept. of Wtr. Resources Rev. Bonds
FSA, 5 1/8s, 12/1/29 (Prerefunded)	AAA	115,000	125,036
(Central Valley), Ser. AE, 5s, 12/1/29	AAA	1,150,000	1,219,541
CA State Dept. of Wtr. Resources VRDN (Pwr. Supply)
Ser. B-1, 0.2s, 5/1/22	VMIG1	3,300,000	3,300,000
Ser. F-4, 0.2s, 5/1/22	VMIG1	11,725,000	11,725,000
CA State Dept. of Wtr. Resources Pwr. Supply VRDN,
Ser. B-2, 0.26s, 5/1/22	VMIG1	1,600,000	1,600,000
CA State Enterprise Auth. Swr. Fac. Rev. Bonds
(Anheuser-Busch), 5.3s, 9/1/47	BBB+	2,000,000	1,833,240
CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 1/8s, 11/1/29	A-	4,000,000	4,045,160
(Dept. of Ed. - Riverside Campus), Ser. B, 6 1/8s,
4/1/29	A-	490,000	495,277
(Dept. of Dev. Svcs. - Porterville), Ser. C, 6s, 4/1/27	A-	575,000	581,843
(Dept. of Ed. - Riverside Campus), Ser. B, 6s, 4/1/26	A-	2,625,000	2,669,363
(Trustees CA State U.), Ser. D, 6s, 4/1/26	A1	1,365,000	1,417,785
(Riverside Campus), Ser. B, 6s, 4/1/25	A-	1,755,000	1,794,751
(Dept. of Dev. Svcs. - Porterville), Ser. C, 6s, 4/1/24	A-	3,615,000	3,728,330
(Dept. of Ed. - Riverside Campus), Ser. B, 6s, 4/1/24	A-	4,485,000	4,625,605
Ser. G-1, 5 3/4s, 10/1/30	A-	11,500,000	11,334,515
(Dept. of Gen. Svcs. Butterfield), Ser. ST-A, 5 1/4s,
6/1/25	A-	2,500,000	2,427,925
(Regents U.), Ser. E, 5s, 4/1/29	Aa2	7,015,000	7,139,095
(Regents U.), Ser. E, 5s, 4/1/28	Aa2	8,290,000	8,486,473
(Regents U.), Ser. E, 5s, 4/1/27	Aa2	6,850,000	7,074,680
CA State Pub. Wks. Board Lease Rev. Bonds
Ser. A, NATL, 6 1/2s, 9/1/17	A	28,000,000	31,637,760
(Dept. of Corrections-State Prisons), Ser. A, AMBAC,
5s, 12/1/19	Baa2	17,250,000	17,182,380
CA State U. Rev. Bonds (Systemwide), Ser. A, 5 3/4s,
11/1/28	Aa3	5,000,000	5,403,900
CA Statewide Cmnty. Dev. Auth. COP (The Internext
Group), 5 3/8s, 4/1/30	BBB	15,300,000	13,724,406
CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds (Front
Porch Cmntys. & Svcs.), Ser. A, 5 1/8s, 4/1/37	BBB	9,500,000	8,011,065
CA Statewide Cmnty. Dev. Auth. Special Tax Rev. Bonds
(Cmnty. Fac. Dist. No. 1-Zone 1C), 7 1/4s, 9/1/30	BB/P	2,270,000	2,329,701
(Citrus Garden Apt. Project - D1), 5 1/4s, 7/1/22	A	1,630,000	1,618,346
(Cmnty. Fac. Dist. No. 1-Zone 1B), zero %, 9/1/20	BB/P	1,335,000	565,973
CA Statewide Cmnty., Dev. Auth. Rev. Bonds
(Sr. Living - Presbyterian Homes), 7 1/4s, 11/15/41	BBB	6,000,000	6,367,980
(Thomas Jefferson School of Law), Ser. A, 7 1/4s,
10/1/38	BB+	2,415,000	2,442,603
(Enloe Med. Ctr.), 6 1/4s, 8/15/33	A	7,500,000	7,689,900
(Enloe Med. Ctr.), 6 1/4s, 8/15/28	A	5,000,000	5,247,100
(Irvine LLC-UCI East Campus), 6s, 5/15/40	Baa2	10,000,000	9,820,900
(Catholic Hlth. Care West), Ser. A, 5 1/2s, 7/1/30	A2	12,000,000	12,205,920
(Kaiser Permanente), Ser. B, 5 1/4s, 3/1/45	A+	14,000,000	13,087,060
(Kaiser Permanente), Ser. B, 5s, 3/1/41	A+	7,500,000	6,731,325
(Henry Mayo Newhall Memorial Hosp.), 5s, 10/1/27	A	3,685,000	3,423,107
(Henry Mayo Newhall Memorial Hosp.), 5s, 10/1/20	A	1,055,000	1,048,860
(Sr. Living-Presbyterian Homes), Ser. A, 4 7/8s,
11/15/36	BBB	1,000,000	829,940
(Kaiser Permanente), Ser. A, 4 3/4s, 4/1/33	A+	1,600,000	1,405,920
CA Statewide Fin. Auth. Tobacco Settlement Rev. Bonds,

Class B, 5 5/8s, 5/1/29	Baa3	3,100,000	2,950,797
CA Tobacco Securitization Agcy. Rev. Bonds
(Sonoma Cnty. Corp.), Ser. B, 5 1/2s, 6/1/30
(Prerefunded)	AAA/F	5,000,000	5,556,850
zero %, (5.25s, 12/1/18) 6/1/21 (STP)	Baa3	10,000,000	8,588,300
Carlsbad, Unified School Dist. G.O. Bonds, FGIC, NATL,
zero %, 11/1/21	AA	2,250,000	1,172,678
Castaic Lake, Wtr. Agcy. Certificates of Participation
(Water Syst. Impt.), AMBAC, zero %, 8/1/27	AA	10,000,000	3,449,900
Center, Unified School Dist. G.O. Bonds (Election
of 1991), Ser. D, NATL, zero %, 8/1/23	A	5,855,000	2,582,933
Chabot-Las Positas, Cmnty. College Dist. G.O. Bonds
(Election of 2004), Ser. B, AMBAC, zero %, 8/1/17	Aa2	3,785,000	2,595,904
Chino Basin, Desalter Auth. Rev. Bonds, Ser. A, AGO,
5s, 6/1/30	AAA	3,540,000	3,647,581
Chino Basin, Regl. Fin. Auth. Rev. Bonds, AMBAC,
5 3/4s, 8/1/22	Aa3	32,000,000	32,865,280
Chino Valley, Unified School Dist. G.O. Bonds
(Election of 2002), Ser. D, FGIC
zero %, 8/1/26	A1	4,415,000	1,576,199
zero %, 8/1/25	A1	3,945,000	1,515,156
Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 06-1 Eastlake Woods Area), 6.2s, 9/1/33	BBB/P	3,750,000	3,619,013
(No. 06-1 Eastlake Woods Area), 6.15s, 9/1/26	BBB/P	2,000,000	2,040,340
(No. 07-1 Otay Ranch Village Eleven), 5 7/8s, 9/1/34	BB+/P	2,470,000	2,074,800
(No. 07-I Otay Ranch Village Eleven), 5.1s, 9/1/26	BB+/P	360,000	300,784
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas)
Ser. C, 5 7/8s, 2/15/34	Aa3	2,600,000	2,844,374
Ser. D, 5 7/8s, 1/1/34	Aa3	5,000,000	5,469,950
Ser. B, 5s, 12/1/27	Aa3	5,000,000	4,761,000
Coast, Cmnty. College Dist. G.O. Bonds, NATL
zero %, 8/1/22	Aa2	1,280,000	640,102
zero %, 8/1/21	Aa2	4,500,000	2,407,545
Commerce, Joint Pwr. Fin. Auth. Tax Alloc. Bonds
(Redev. No. 1), Ser. A, AMBAC, 5s, 8/1/26	BBB	250,000	216,015
Commerce, Redev. Agcy. Rev. Bonds (Project 1), zero %,
8/1/21 (Prerefunded)	BBB	66,780,000	36,471,229
Compton, Unified School Dist. G.O. Bonds (Election
of 2002), Ser. D, AMBAC
zero %, 6/1/18	A2	7,295,000	4,558,500
zero %, 6/1/17	A2	7,145,000	4,904,328
Contra Costa Cnty., Pub. Fin. Auth. Tax Alloc. Bonds
(Contra Costa Centre), Ser. A, NATL, 4 3/4s, 8/1/26	A	1,170,000	1,035,509
Contra Costa, Home Mtge. Fin. Auth. Rev. Bonds, Ser.
G, NATL, zero %, 9/1/17 (Prerefunded)	A	35,000,000	20,893,600
Corona, Cmnty. Fac. Dist. Special Tax (No. 97-2 Eagle
Glen), Ser. 97-2, 5 3/4s, 9/1/16	BBB/P	2,395,000	2,393,491
Delano, COP (Delano Regl. Med. Ctr.), 5.6s, 1/1/26	BBB-	20,200,000	18,597,130
Duarte, COP, Ser. A
5 1/4s, 4/1/31	A1	7,000,000	6,681,570
5 1/4s, 4/1/24	A1	7,500,000	7,511,775
El Camino, Hosp. Dist. Rev. Bonds, Ser. A, AMBAC,
6 1/4s, 8/15/17 (Prerefunded)	AAA/P	10,725,000	12,496,341
Folsom Cordova, Unified School Dist. G.O. Bonds
(School Fac. Impt. Dist. No. 1), Ser. A, NATL, zero %,
10/1/25	A+	1,505,000	597,274
Foothill/Eastern Corridor Agcy. Rev. Bonds (CA Toll
Roads)
5 3/4s, 1/15/40	Baa3	19,000,000	17,337,500
NATL, 5 3/8s, 1/15/14	A	5,000,000	5,057,650
Ser. A, 5s, 1/1/35	Baa3	2,000,000	1,674,880
Gateway, Unified School Dist. COP, FSA
zero %, 3/1/27	AAA	410,000	127,047
zero %, 3/1/26	AAA	390,000	132,616
zero %, 3/1/25	AAA	375,000	137,179
zero %, 3/1/24	AAA	360,000	143,359
zero %, 3/1/23	AAA	345,000	146,980
Glendora, Unified School Dist. G.O. Bonds (Election
of 2005), Ser. B, AGO, zero %, 8/1/36	AAA	5,100,000	858,483
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-4, 7.8s, 6/1/42 (Prerefunded)	Aaa	6,075,000	7,344,371
Ser. 03 A-1, 6 1/4s, 6/1/33 (Prerefunded)	Aaa	11,775,000	13,171,751
Ser. A-1, 5 3/4s, 6/1/47	BBB	15,000,000	11,141,550
Ser. A-1, 5 1/8s, 6/1/47	BBB	20,375,000	13,785,318
Ser. A-1, 5s, 6/1/33	BBB	54,390,000	40,941,529
Ser. A-1, 4 1/2s, 6/1/27	BBB	3,695,000	3,342,017
Ser. S-B, zero %, 6/1/47	BB	24,000,000	800,880
Ser. A, AMBAC, zero %, 6/1/24	Aa3	15,500,000	6,099,250
Golden State Tobacco Securitization Corp.
stepped-coupon Rev. Bonds, Ser. A, zero %,(4.55%
6/1/2010) 6/1/22 (STP)	AAA	4,085,000	3,652,399
Golden West, School Fin. Auth. Rev. Bonds, Ser. A, NATL
zero %, 8/1/20	A	2,000,000	1,074,000
zero %, 2/1/20	A	2,480,000	1,371,514
Huntington Beach, Cmnty. Fac. Dist. Special Tax
(No. 2003-1 Huntington Ctr.)
5.85s, 9/1/33	BB/P	2,845,000	2,417,055
5.8s, 9/1/23	BB/P	1,000,000	933,750
Irvine Ranch, Wtr. Dist. VRDN, 0.21s, 4/1/33	VMIG1	5,800,000	5,800,000
Irvine, Impt. Board Act of 1915 G.O. Bonds (Assmt.
Dist. No. 03-19-Group 2), 5.45s, 9/2/23	BBB/P	1,000,000	961,740
Irvine, Impt. Board Act of 1915 Special Assmt. Bonds
(Dist. No. 00-18-Group 2), 5.6s, 9/2/22	BBB/P	5,000,000	4,906,400
(Dist. No. 00-18 Group 3), 5.55s, 9/2/26	BBB/P	1,825,000	1,708,091
(Dist. No. 04-20), 5s, 9/2/25	BB-/P	3,000,000	2,678,310
(Dist. No. 04-20), 5s, 9/2/21	BB-/P	1,000,000	935,240
(Dist. No. 04-20), 5s, 9/2/20	BB-/P	1,000,000	940,780
(Dist. No. 04-20), 5s, 9/2/19	BB-/P	1,000,000	954,210
(Dist. No. 04-20), 4 7/8s, 9/2/18	BB-/P	1,000,000	956,020

(Dist. No. 04-20), 4.8s, 9/2/17	BB-/P	1,000,000	968,800
(Dist. No. 04-20), 4.7s, 9/2/16	BB-/P	1,350,000	1,322,001
(Dist. No. 04-20), 4 5/8s, 9/2/15	BB-/P	1,290,000	1,287,072
(Dist. No. 04-20), 4 1/2s, 9/2/14	BB-/P	1,235,000	1,249,412
(Dist. No. 04-20), 4.4s, 9/2/13	BB-/P	1,180,000	1,201,075
(Dist. No. 04-20), 4.3s, 9/2/12	BB-/P	1,000,000	1,019,820
(Dist. No. 04-20), 4 1/4s, 9/2/11	BB-/P	1,085,000	1,102,132
Irvine, Impt. Board Act of 1915 Ltd. Oblig. Special
Assmt. Bonds (No. 03-19 Group 4), 5s, 9/2/29	BB-/P	710,000	603,173
La Quinta, Redev. Agcy. Tax Alloc. (Area No. 1),
AMBAC, 5s, 9/1/21	A+	1,950,000	1,919,444
Lake Elsinore, Pub. Fin. Auth. Tax Alloc. Rev. Bonds,
Ser. C, 6.7s, 10/1/33	BBB+/P	13,170,000	12,983,645
Lake Elsinore, School Fin. Auth. Rev. Bonds, FSA,
4 3/4s, 10/1/26	AAA	1,595,000	1,622,785
Las Virgenes, Unified School Dist. G.O. Bonds
Ser. A, FSA, 5s, 8/1/28	AAA	5,245,000	5,431,774
FSA, zero %, 11/1/23	AAA	1,395,000	644,183
Long Beach, Bond Fin. Auth. Rev. Bonds (Natural Gas),
Ser. A, 5 1/2s, 11/15/28	A2	5,000,000	4,873,700
Los Angeles, Cmnty. College Dist. G.O. Bonds (Election
of 2008), Ser. A, 6s, 8/1/33	Aa2	10,000,000	10,935,800
Los Angeles, Cmnty. Redev. Agcy. Fin. Auth. Rev. Bonds
(Bunker Hill), Ser. A, FSA, 5s, 12/1/27	AAA	16,000,000	16,561,279
Los Angeles, Harbor Dept. Rev. Bonds, U.S. Govt.
Coll., 7.6s, 10/1/18 (Prerefunded)	AAA	18,030,000	22,304,552
Los Angeles, Unified School Dist. G.O. Bonds, Ser. F,
5s, 7/1/29	Aa3	2,000,000	2,062,480
M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A	5,000,000	5,315,650
Metro. Wtr. Dist. Rev. Bonds (Southern CA Wtr. Wks.),
5 3/4s, 8/10/18	Aa2	20,000,000	23,110,000
Modesto, High School Dist. Stanislaus Cnty., G.O.
Bonds, Ser. A, FGIC, NATL, zero %, 8/1/24	A1	1,200,000	504,264
Murrieta Valley, Unified School Dist. G.O. Bonds, FSA,
zero %, 9/1/31	AAA	6,445,000	1,599,778
Napa Valley, Cmnty. College Dist. G.O. Bonds (Election
of 2002), Ser. C, NATL
zero %, 8/1/22	AA-	5,000	2,318
zero %, 8/1/21	AA-	8,575,000	4,222,845
Natomas, Unified School Dist. G.O. Bonds, FGIC
zero %, 8/1/29	A	4,210,000	1,215,511
zero %, 8/1/22	A	1,500,000	705,660
zero %, 8/1/21	A	1,500,000	753,810
North Natomas, Cmnty. Fac. Special Tax Bonds
Ser. B, 6 3/8s, 9/1/31	BBB-/P	6,260,000	5,564,012
(Dist. No. 4), Ser. D, 5s, 9/1/33	BBB-/P	3,845,000	2,987,565
Ser. D, 5s, 9/1/26	BBB-/P	1,745,000	1,413,659
Oakland, Joint Powers Fin. Auth. VRDN (Fruitvale
Transit Village), Ser. B, 0.23s, 7/1/33	VMIG1	1,025,000	1,025,000
Oakland, Swr. Rev. Bonds, Ser. A, FSA, 5s, 6/15/26	AAA	3,690,000	3,751,549
Oakland, Unified School Dist. Alameda Cnty., G.O.
Bonds (Election of 2006), Ser. A, 6 1/8s, 8/1/29	Baa1	4,000,000	4,156,760
Ontario, COP (Wtr. Syst. Impt.), NATL, 5s, 7/1/29	AA-	4,400,000	4,454,560
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds
(Ladera Ranch - No. 03-1), Ser. A, 5 5/8s, 8/15/34	BBB/P	2,750,000	2,360,434
(Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33	BBB/P	3,725,000	3,304,634
(Ladera Ranch - No. 03-1), Ser. A, 5 1/2s, 8/15/23	BBB/P	1,000,000	953,870
Palomar Pomerado, Hlth. G.O. Bonds (Election of 2004),
Ser. A, AGO
zero %, 8/1/27	AAA	3,395,000	1,120,486
zero %, 8/1/26	AAA	5,000,000	1,777,550
zero %, 8/1/24	AAA	5,130,000	2,125,462
Pico Rivera, Pub. Fin. Auth. Lease Rev. Bonds
5 3/4s, 9/1/39	A+	6,000,000	6,160,440
5 1/2s, 9/1/31	A+	1,000,000	1,020,190
Placentia, Redev. Auth. Tax Alloc. Rev. Bonds, Ser. B,
5 3/4s, 8/1/32	BBB+	3,000,000	2,674,740
Poway, Unified School Dist. G.O. Bonds (Election
of 2008), zero %, 8/1/29	Aa3	11,350,000	3,403,638
Poway, Unified School Dist. Cmnty. Facs. Special Tax
(Cmnty. Fac. Dist. No. 14-Del Sur), 5 1/4s, 9/1/36	BB-/P	5,500,000	4,096,345
Rancho Cordova, Cmnty. Fac. Dist. Special Tax
(No. 2003-1 Sunridge Anatolia), 6.1s, 9/1/37	BBB/P	1,485,000	1,324,041
Rancho Mirage, Joint Powers Fin. Auth. Rev. Bonds
(Eisenhower Med. Ctr.), Ser. A, 5s, 7/1/38	A3	3,500,000	3,145,905
(Eisenhower Med.), Ser. B, NATL, 4 7/8s, 7/1/22	Baa1	4,000,000	3,885,240
Redding, Elec. Syst. COP, NATL, 6.368s, 7/1/22
(Prerefunded)	A	20,800,000	24,323,312
Redwood City, Redev. Agcy., TAN (Redev. Area 2-A),
AMBAC, zero %, 7/15/22	A-	3,230,000	1,538,514
Richmond, JT Pwrs. Fin. Auth. Rev. Bonds (Lease Civic
Ctr.), AGO, 5 3/4s, 8/1/29	AAA	2,000,000	2,030,780
Rio Linda, Unified School Dist. G.O. Bonds (Election
of 2006), FSA, 5s, 8/1/31	AAA	6,000,000	6,178,800
Ripon, Redev. Agcy. Tax Alloc. (Cmnty. Redev.), NATL,
4 3/4s, 11/1/36	Baa2	1,590,000	1,279,553
Riverside Cnty., Pub. Fin. Auth. COP, 5.8s, 5/15/29	BB+	4,250,000	3,563,370
Rohnert Pk., Cmnty. Dev. Agcy. Tax Alloc. Bonds
(Rohnert Redev.), NATL, zero %, 8/1/25	A	1,340,000	553,514
Roseville, Natural Gas Fin. Auth. Rev. Bonds
5s, 2/15/25	A2	2,000,000	1,881,880
5s, 2/15/21	A2	1,145,000	1,128,649
5s, 2/15/15	A2	2,435,000	2,540,679
Sacramento City Fin. Auth. TAN, Ser. A, FGIC, NATL,
zero %, 12/1/23	A	15,815,000	6,437,338
Sacramento Cnty., Arpt. Syst. Rev. Bonds, Ser. A, FSA
5s, 7/1/28	AAA	1,500,000	1,561,005
5s, 7/1/26	AAA	5,000,000	5,199,750
5s, 7/1/25	AAA	3,990,000	4,157,979

5s, 7/1/24	AAA	2,715,000	2,843,012
Sacramento, Special Tax Rev. Bonds (North Natomas
Cmnty. Fac.)
Ser. 01-03, 6s, 9/1/28	BBB/P	1,500,000	1,318,995
5.7s, 9/1/23	BBB-/P	4,905,000	4,385,315
Sacramento, City Fin. Auth. Tax Alloc. Bonds
Ser. A, FGIC, NATL, zero %, 12/1/22	A	7,500,000	3,263,475
(Cap. Appn.), Ser. A, FGIC, NATL, zero %, 12/1/19	A	5,000,000	2,552,400
Sacramento, Muni. Util. Dist. Elec. Rev. Bonds, Ser.
K, AMBAC, 5 1/4s, 7/1/24	A1	11,500,000	12,606,069
Sacramento, Muni. Util. Dist. Fin. Auth. Rev. Bonds
(Cosumnes), NATL, 5s, 7/1/19	A	1,070,000	1,054,913
San Bernardino, Cmnty. College Dist. G.O. Bonds
(Election of 2002), Ser. A, 6 1/4s, 8/1/33	Aa3	1,000,000	1,121,750
San Diego, Pub. Fac. Fin. Auth. Rev. Bonds
(Southcrest), Ser. B, Radian Insd., 5 1/8s, 10/1/22	Baa2	1,000,000	921,920
San Diego, Pub. Fac. Fin. Auth. Swr. Rev. Bonds,
Ser. A, 5 1/8s, 5/15/29	A+	7,885,000	8,233,044
San Diego, Redev. Agcy. Rev. Bonds (Centre City),
Ser. A, SGI, 5 1/4s, 9/1/15	A	3,215,000	3,375,557
San Diego, Redev. Agcy. Tax Alloc. (Centre City),
Ser. A, SGI, 5s, 9/1/22	A	4,665,000	4,473,315
San Francisco, City & Cnty. Arpt. Comm. Rev. Bonds
(Intl. Arpt.), Ser. 34D, AGO, 5 1/4s, 5/1/25	AAA	2,250,000	2,365,875
San Francisco, City & Cnty. Redev. Fin. Auth. Tax
Alloc. Bonds (Mission Bay South), Ser. D, 6 5/8s,
8/1/39	BBB	1,250,000	1,275,188
San Joaquin Hills, Trans. Corridor Agcy. Rev. Bonds
Ser. A, NATL, 5 3/8s, 1/15/29	A	5,790,000	4,688,974
(Toll Road), Ser. A, 5s, 1/1/33	Ba2	34,125,000	27,335,830
(Toll Road), Ser. A, NATL, zero %, 1/15/32	A	25,000,000	3,791,000
Ser. A, NATL, zero %, 1/15/26	A	48,135,000	13,056,137
(Toll Road), Ser. A, NATL, zero %, 1/15/23	A	21,625,000	7,755,374
San Jose, Redev. Agcy. Tax Alloc. Bonds (Merged Area
Redev.), Ser. B, Radian Insd., 5s, 8/1/32	A3	3,935,000	3,456,111
San Jose, Redev. Agcy. Tax Alloc. Rev. Bonds, Ser. B,
6 1/4s, 8/1/20	A3	5,025,000	5,494,888
San Juan, Basin Auth. Rev. Bonds (Ground Wtr. Recvy.),
AMBAC, 5s, 12/1/34	A/P	1,000,000	880,430
San Marcos, Pub. Fac. Auth. Rev. Bonds
5.8s, 9/1/27	Baa3	2,995,000	2,833,480
5.8s, 9/1/18	Baa3	1,635,000	1,644,434
5 1/2s, 9/1/10	Baa3	395,000	397,970
San Mateo Cnty., Cmnty. College G.O. Bonds (Election
of 2005), Ser. A, NATL, zero %, 9/1/26	Aa1	4,000,000	1,570,280
Santa Barbara Cnty., Waterfront COP, AMBAC, 5s, 10/1/27	A3	4,590,000	4,612,950
Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev.
Bonds
(Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30	BBB/P	11,845,000	11,836,944
(Impt. Area No. 3), Ser. B, 6.2s, 9/1/30	BBB-/P	500,000	486,345
(Impt. Area No. 3), Ser. B, 6.1s, 9/1/21	BBB-/P	500,000	499,980
Saugus, Unified School Dist. G.O. Bonds, FGIC, NATL,
zero %, 8/1/24	A1	1,210,000	530,101
Semitropic, Impt. Dist. Wtr. Storage Rev. Bonds,
Ser. A, SGI, 5 1/8s, 12/1/35	AA	3,000,000	3,030,270
Sierra View, Hlth. Care Dist. Rev. Bonds
5 1/4s, 7/1/37	A/F	4,500,000	4,121,505
5 1/4s, 7/1/32	A/F	1,000,000	929,810
Solano, Cmnty. College Dist. G.O. Bonds (Election
of 2002), Ser. B, FGIC, NATL, zero %, 8/1/25	Aa3	9,020,000	3,632,625
Southern CA Pub. Pwr. Auth. Rev. Bonds
(Natural Gas No. 1), Ser. A, 5 1/4s, 11/1/24	A	2,850,000	2,867,300
(Natural Gas), Ser. A, 5 1/4s, 11/1/21	A	1,500,000	1,534,395
Southern CA Wtr. Certificates of Participation,
5 1/2s, 8/1/25	AA+	1,000,000	1,084,480
Stockton, Redev. Agcy. Rev. Bonds (Stockton Events
Ctr.), FGIC, NATL, 5s, 9/1/28	A	1,500,000	1,496,295
Sunnyvale, Cmnty. Fac. Dist. Special Tax Rev. Bonds,
7.65s, 8/1/21	B+/P	5,105,000	5,110,513
Sweetwater, High School COP, FSA, 5s, 9/1/27	AAA	7,840,000	8,052,150
Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev.
Bonds (Marketplace 94-1)
6 7/8s, 9/1/24	B+/P	5,000,000	5,009,550
zero %, 9/1/14	B+/P	2,245,000	1,560,679
Tobacco Securitization Auth. of Southern CA Rev. Bonds
Ser. A, 5 5/8s, 6/1/43 (Prerefunded)	AAA	5,000,000	5,565,350
Class A1-SNR, 5 1/8s, 6/1/46	BBB	5,000,000	3,326,900
Ser. A1-SNR, 5s, 6/1/37	BBB	2,000,000	1,421,840
Ser. A1-SNR, 4 3/4s, 6/1/25	BBB	14,270,000	12,689,882
Torrance Memorial Med. Ctr. Rev. Bonds, Ser. A
6s, 6/1/22	A1	1,500,000	1,537,275
5 1/2s, 6/1/31	A1	2,000,000	2,012,840
Tracy, Operational Partnership, Joint Powers Auth.
Lease Rev. Bonds, AGO
6 3/8s, 10/1/38	AAA	2,200,000	2,398,792
6 1/4s, 10/1/33	AAA	3,000,000	3,269,190
Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.),
Ser. A, 5 7/8s, 1/1/29	A1	6,000,000	6,403,080
Tustin, Unified School Dist. Special Tax (Cmnty. Fac.
Dist. No. 97-1), FSA, 5s, 9/1/32	AAA	1,000,000	993,230
Ventura Cnty., Certificates of Participation (Pub.
Fin. Auth. III)
5 3/4s, 8/15/29	AA	1,500,000	1,574,415
5 3/4s, 8/15/28	AA	1,745,000	1,841,062
Vernon, Elec. Syst. Rev. Bonds, Ser. A, 5 1/8s, 8/1/21	A3	14,000,000	14,205,799
West Contra Costa, Unified School Dist. G.O. Bonds,
FGIC, NATL
zero %, 8/1/19	A	6,985,000	3,872,344
zero %, 8/1/18	A	7,535,000	4,561,840

West Kern, Cmnty. Coll. Dist. G.O. Bonds (Election
of 2004), Ser. B, SGI
zero %, 11/1/24	A+	2,395,000	974,430
zero %, 11/1/22	A+	2,315,000	1,073,048
zero %, 11/1/20	A+	1,240,000	678,379
			1,555,380,078

Puerto Rico (5.9%)
Children's Trust Fund Tobacco Settlement Rev. Bonds
(Asset Backed Bonds), 5 5/8s, 5/15/43	BBB	4,000,000	3,405,760
Cmnwlth. of PR, G.O. Bonds
Ser. C, 6s, 7/1/39	Baa3	3,770,000	3,786,173
Ser. A, 5 1/4s, 7/1/34	Baa3	2,750,000	2,516,635
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A
6s, 7/1/44	Baa3	14,000,000	14,307,720
6s, 7/1/38	Baa3	7,350,000	7,516,478
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. AA, 5s, 7/1/28	BBB+	1,200,000	1,117,728
Ser. K, 5s, 7/1/13	BBB	2,250,000	2,374,988
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	14,800,000	14,942,523
Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax,
Ser. B, 5s, 7/1/31	BBB+	5,000,000	4,546,450
Cmnwlth. of PR, Muni. Fin. Agcy. Rev. Bonds, Ser. A,
FSA
5 1/4s, 8/1/20	AAA	2,000,000	2,066,840
5 1/4s, 8/1/18	AAA	2,855,000	2,965,289
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.)
Ser. P, Cmnwlth. of PR Gtd., 6 1/8s, 7/1/23	Baa3	5,500,000	5,763,835
Ser. N, Cmnwlth. of PR Gtd., 5 1/2s, 7/1/25	Baa3	3,500,000	3,474,765
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds,
Ser. A, 6s, 8/1/42	A+	19,500,000	20,320,170
U. of PR Rev. Bonds
Ser. P, 5s, 6/1/26	Baa2	5,000,000	4,675,450
Ser. Q, 5s, 6/1/25	Baa2	5,000,000	4,707,600
			98,488,404

TOTAL INVESTMENTS

Total investments (cost $1,671,363,192)(b)			$1,653,868,482

NOTES

(a) Percentages indicated are based on net assets of $1,663,227,462.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at December 31, 2009 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at December 31, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at December 31, 2009 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,673,388,656, resulting in gross unrealized appreciation and depreciation of $65,381,558 and $84,901,732, respectively, or net unrealized depreciation of $19,520,174.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(T) Underlying security in a tender option bond transaction. The security has been segregated as collateral for financing transactions.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN are the current interest rates at December 31, 2009.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at December 31, 2009 (as a percentage of net assets):

Healthcare	15.9%
State Government	14.1
Utilities	13.5
Land	10.0
Local Government	10.0

The fund had the following insurance concentration greater than 10% at December 31, 2009 (as a percentage of net assets):

NATL	13.0%

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (“TOB trust”) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At December 31, 2009, the fund’s investments with a value of $14,137,477 were held by the TOB trust and served as collateral for $6,801,093 in floating-rate bonds outstanding. During the period ended December 31, 2009, the fund incurred interest expense of $3,955 for these investments based on an average interest rate of 0.23%.

ASC 820 Fair Value Measurements and Disclosures establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of December 31, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	--	1,653,868,482	--

Totals by level	$--	$1,653,868,482	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam California Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: February 26, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 26, 2010